Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingency Accrual, Ending Balance	$ 0	$ 0	$ 0
Lessee, Lease, Option to Extend, Maximum Term (Year)	5 years	5 years
Lessee, Lease, Option to Terminate, Term (Year)	1 year	1 year
Operating and Capital Leases, Rent Expense, Net		$ 700	$ 700
Minimum [Member]
Lessee, Lease, Remaining Term of Contract (Year)	1 year	1 year
Capital Lease, Interest Rate		7.19%	7.19%
Maximum [Member]
Lessee, Lease, Remaining Term of Contract (Year)	5 years	6 years
Capital Lease, Interest Rate		9.57%	9.57%